Derivatives and Hedging	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivatives and Hedging [Abstract]
DERIVATIVES AND HEDGING
10. DERIVATIVES AND HEDGING
We are exposed to changes in interest rates and foreign currency exchange rates primarily as a result of our current and expected future debt financings. We use derivative instruments typically designated as cash flow or fair value hedges to help mitigate our exposure related to those risks.
Interest Rate Derivatives
We use interest rate swaps, in part, to hedge our interest payments related to our expected future debt financings. The future fixed rate debt issuances underlying these cash flow hedge relationships are largely dependent on market demand and liquidity in the debt market. At September 30, 2025, we believe our forecasted issuances of fixed rate debt in the related cash flow hedge relationships are probable. However, unexpected changes in market conditions in future periods could impact our ability to issue such fixed rate debt, or the timing of any such issuance. If our assumptions regarding the nature and timing of forecasted fixed rate debt issuances were to be inaccurate, we could be required to cease the application of hedge accounting to the related interest rate swaps, which could materially impact our results of operations.

We may designate an interest rate swap as a cash flow hedge if it effectively converts anticipated cash flows associated with interest payments to a fixed dollar amount. Designating interest rate swaps as cash flow hedges is dependent on the business context in which the instrument is being used, the effectiveness of the instrument in offsetting the risk that the future cash flows of interest payments may vary, and other criteria.
In accounting for cash flow hedges, derivative assets and liabilities are recorded on the balance sheet at fair value with an offset to other comprehensive (loss) income. Amounts remain in AOCI and are reclassified into net income as the interest expense on the related debt affects net income.
The fair value of an interest rate derivative instrument is recognized on the balance sheet as a derivative asset or liability and changes in the fair value are recognized in net income if the criteria for cash flow hedge accounting are not met or if the instrument is not designated as a cash flow hedge.
Interest Rate Hedge Transactions
In the first quarter of 2025, we entered into interest rate swap transactions hedging the variability of benchmark bond rates used to determine the interest rates on
10-year
and
30-year
senior secured notes. The hedges were terminated in March 2025 upon the issuance of our 2035 Notes and 2055 Notes and a $15 million ($12 million net of tax) net fair value loss was realized and recorded in other comprehensive (loss) income. The AOCI will be reclassified into net income as an increase in interest expense over the life of the 2035 Notes and 2055 Notes, respectively.
Beginning in April 2025, we entered into multiple interest rate swap transactions hedging the variability of benchmark bond rates in anticipation of future debt financings. All of those interest rate swaps were outstanding at September 30, 2025. In the three months ended September 30, 2025, we recorded a $15 million ($13 million net of tax) net unrealized fair value loss on the interest rate swaps in other comprehensive (loss) income. In the nine months ended September 30, 2025, we recorded a $25 million ($21 million net of tax) net unrealized fair value loss on the interest rate swaps in other comprehensive (loss) income. The following table summarizes information of such hedges outstanding at September 30, 2025.

	Aggregate Notional Amounts	Range of Locked Fixed Rates		Range of Estimated Settlement Years
Interest rate swaps	$2,200	3.60	% ~ 4.43%	2025 ~ 2028
There was approximately $6 million of the amounts expected to be recorded in AOCI at September 30, 2025 related to the interest rate swaps to be reclassified into net income as an increase to interest expense within the next 12 months.
Foreign Currency Derivatives
We are exposed to foreign currency exchange rate risk as a result of the use of foreign currency denominated financing instruments, such as the Euro Notes and CAD Notes. We have and may continue to utilize cross-currency swaps to help mitigate the exposure related to foreign currency denominated debt that we have issued or may issue in the future. Our existing cross-currency swaps exchange our euro-denominated and Canadian dollar-denominated principal payments due at maturity under the Euro Notes and CAD Notes, into U.S. dollar-denominated notional amounts and swap euro-denominated and Canadian dollar-denominated fixed interest rates for U.S. dollar-denominated fixed interest rates, respectively. We currently designate our cross-currency swaps as fair value hedges. In accounting for fair value hedges, the derivative contract is recorded on the balance sheet at fair value. We have elected to exclude the cross-currency basis spread from the assessment of effectiveness in the fair value hedges of our foreign currency risk and record any difference between the change in the fair value of the excluded components and the amounts recognized in earnings as a component of other comprehensive income or loss. The fair value (loss) gain on cross-currency swaps attributable to foreign currency exchange rates are recognized in the income statement to offset the remeasurement gain (loss) on the foreign currency denominated debt attributable to foreign currency exchange rates, resulting in no impact on earnings attributable to changes in the foreign currency exchange rate.
Foreign Currency Exchange Rate Hedge Transactions
In May 2024 and June 2025, we entered into multiple designated cross-currency swaps that effectively converted our euro-denominated fixed rate payment obligations under our Euro Notes with respect to principal and interest payments to U.S. dollar-denominated fixed rate payment obligations.
In September 2025, we entered into multiple designated cross-currency swaps that effectively converted our Canadian dollar-denominated fixed rate payment obligations under our CAD Notes with respect to principal and interest payments to U.S. dollar-denominated fixed rate payment obligations.

In the three and nine months ended September 30, 2025, we recorded a $15 million net fair value loss of the cross-currency swaps and a $37 million net fair value gain of the cross-currency swaps, respectively. The amount attributable to excluded components in the three-month period was a $7 million ($5 million net of tax) loss and was recorded in other comprehensive (loss) income in the three months ended September 30, 2025. The amount attributable to excluded components in the nine-month period was a $46 million ($37 million net of tax) loss and was recorded in other comprehensive (loss) income in the nine months ended September 30, 2025.
At September 30, 2025, the following foreign currency derivative contracts designated as fair value hedges of the Euro Notes and CAD Notes were outstanding:

							Fair Value Gain (Loss)
	Notional Amounts (a)	Pay Rates (b)			Receive Rates		Three Months Ended September 30,			Nine Months Ended September 30,
			Receive Amounts			Maturities	2025		2024	2025	2024
Cross-currency swaps executed in May 2024	$542	5.3710%		€500	3.500%	2031		$(2)	$16	$56	$(1)
Cross-currency swaps executed in June 2025	$805	5.4405%		€700	3.625%	2034		$(9)	$—	$(15)	$—
Cross-currency swaps executed in September 2025	$361	5.0220%	C$	500	4.200%	2035		$(4)	$—	$(4)	$—

(a)
Notional amounts reflect the aggregate amounts we received in U.S. dollars upon execution of the cross-currency swaps in exchange for transferring the receive amounts to the counterparties of the cross-currency swaps.

(b)	Pay rates reflect the all-in U.S. dollar fixed rate coupons on the U.S. dollar notional amounts, as a result of the cross-currency swaps relating to the Euro Notes and CAD Notes.
Financial Statement Presentation
Derivative Contract Fair Values and Income Statement Impacts
The table below provides a balance sheet overview of our outstanding derivative assets and liabilities as of September 30, 2025 and December 31, 2024:

		Fair Value of Derivative Assets (Liabilities)
	Balance Sheet Location	At September 30, 2025	At December 31, 2024
Interest rate swaps	Operating lease and other current liabilities	$(12)	$—
	Other noncurrent obligations	$(7)	$—

Cross-currency swaps	Other noncurrent assets	$69	$—
	Other noncurrent obligations	$(68)	$(21)
The table below provides the related income statement impacts of derivative contracts for the three and nine months ended September 30, 2025 and 2024, respectively:

	Income Statement Location	Three Months Ended September 30,		Nine Months Ended September 30,
		2025	2024	2025	2024
Cross-currency swaps	Other (income) and deductions – net (a)	$8	$20	$(83)	$14

(a)
The fair value gains (losses) on cross-currency swaps attributable to changes in the foreign currency exchange rate were recorded in the same income statement location and offset the losses (gains) due to remeasurement of the Euro Notes and CAD Notes, resulting in no impact on earnings attributable to changes in the foreign currency exchange rates. The fair value gains/losses on cross-currency swaps attributable to excluded components were recognized as a component of other comprehensive income or loss.

Fair Value Measurements
The fair value of our interest rate swap and cross-currency swap derivative instruments is measured using inputs that are considered a Level 2 measurement, as they are not actively traded and are valued using pricing models that use observable market quotations. Additionally, the fair values of derivatives designated in hedging relationships include debit valuation adjustments and/or credit valuation adjustments to appropriately incorporate nonperformance risk for us and/or the respective counterparties. At September 30, 2025, the fair values of derivatives designated in hedging relationships include net $5 million credit valuation adjustments.

11. DERIVATIVES AND HEDGING
We are exposed to changes in interest rates and foreign currency exchange rates primarily as a result of our current and expected debt financings. We utilize derivative instruments to help mitigate our exposure to interest rate risk related to our forecasted issuances of debt. We also utilize, and expect to continue to utilize, derivate instruments to manage our risk exposure to foreign currency exchange rates related to debt denominated in foreign currencies, including our current Euro Notes.
Interest Rate Derivatives
We may utilize interest rate derivative instruments, typically designated as cash flow hedges, to lock in interest rates in anticipation of future financings. We may designate an interest rate derivative instrument as a cash flow hedge if it effectively converts anticipated cash flows associated with interest payments to a fixed dollar amount. Designating interest rate derivative instruments as cash flow hedges is dependent on the business context in which the instrument is being used, the effectiveness of the instrument in offsetting the risk that the future cash flows of interest payments may vary, and other criteria. In accounting for cash flow hedges, derivative assets and liabilities are recorded on the balance sheet at fair value with an offset to other comprehensive income or loss. Amounts remain in AOCI and are reclassified into net income as the interest expense on the related debt affects net income.
The fair value of an interest rate derivative instrument is recognized on the balance sheet as a derivative asset or liability and changes in the fair value are recognized in net income if the criteria for cash flow hedge accounting are not met or if the instrument is not designated as a cash flow hedge.
Interest Rate Hedge Transactions
In the second quarter of 2024, we entered into interest rate hedge transactions hedging the variability of benchmark bond rates used to determine the interest rates on the anticipated issuance of
30-year
senior secured notes. The hedges were terminated in June 2024 upon the issuance of our 2054 Notes and a $17 million ($13 million net of tax) loss was reported in other comprehensive (loss) income. The accumulated other comprehensive loss will be reclassified into net income as an increase in interest expense over the life of the 2054 Notes.
In the fourth quarter of 2024, we entered into interest rate hedge transactions hedging the variability of benchmark bond rates used to determine the interest rates on the anticipated issuance of five-year senior secured notes. The hedges were terminated in November 2024 upon the issuance of our 2029 Notes and a $1 million (approximately $1 million net of tax) gain was reported in other comprehensive (loss) income. The accumulated other comprehensive gain will be reclassified into net income as a decrease in interest expense over the life of the 2029 Notes.

There was approximately $4 million of the amount reported in accumulated other comprehensive loss at December 31, 2024 related to the interest rate hedges entered into in 2024, as well as interest rate hedges entered into in prior years to be reclassified into net income as an increase to interest expense within the next 12 months. There were no interest rate derivatives outstanding at December 31, 2024.
Foreign Currency Derivatives
We are exposed to foreign currency exchange rate risk as a result of the use of foreign currency denominated financing instruments, including the Euro Notes. We have and may continue to utilize cross-currency swaps to help mitigate the exposure related to the Euro Notes and any other foreign currency denominated debt. Our existing cross-currency swaps exchange our euro-denominated principal payments due at maturity under the Euro Notes into a U.S. dollar-denominated notional amount and swap euro-denominated fixed interest rates for U.S. dollar-denominated fixed interest rates. We currently designate our cross-currency swaps as fair value hedges. In accounting for fair value hedges, the derivative contract is recorded on the balance sheet at fair value. We have elected to exclude the cross-currency basis spread from the assessment of effectiveness in the fair value hedges of our foreign currency risk and record any difference between the change in the fair value of the excluded components and the amounts recognized in earnings as a component of other comprehensive income or loss. The fair value (loss) gain on cross-currency swaps attributable to foreign currency exchange rates are recognized in the income statement to offset the remeasurement gain (loss) on the foreign currency denominated debt attributable to foreign currency exchange rates.
Foreign Currency Exchange Rate Hedge Transactions
In May 2024, we entered into designated cross-currency swaps that effectively converted our euro-denominated fixed-rate payment obligations under our Euro Notes with respect to principal and interest payments to U.S. dollar-denominated fixed-rate payment obligations. At December 31, 2024, we recorded a $21 million fair value loss of the cross-currency swaps. The fair value gain/loss on cross-currency swaps attributable to changes in the foreign currency exchange rate was recorded in the income statement offsetting the loss/gain due to remeasurement of Euro Notes, resulting in no impact on earnings attributable to change in foreign currency exchange rate. The amount attributable to excluded components at December 31, 2024 was $3 million ($2 million net of tax) and was reported in other comprehensive income or loss in 2024.
At December 31, 2024, the following foreign currency derivatives designated as fair value hedges of the Euro Notes were outstanding:

	Notional Amount	Pay Rate		Receive Rate		Years Ended December 31, 2024
			Receive Amount		Maturity	Fair Value Loss
Cross-currency swaps (a)	$542	5.371%	€500 million	3.50%	2031	$(21)

(a)
Notional amount reflects the aggregate amount we received in U.S. dollars upon execution of the cross-currency swaps in exchange for transferring the receive amount to the counterparties of the cross-currency swaps. As a result of the cross-currency swaps relating to the Euro Notes, our all-in
U.S. dollar fixed-rate coupon on the U.S. dollar notional amount is 5.371%.

Derivative Fair Values and Income Statement Impacts
The table below provides a balance sheet overview of our outstanding derivative assets and liabilities as of December 31, 2024:

		At December 31, 2024
	Balance Sheet Location	Fair Value of Derivative Liabilities
Cross-currency swaps	Operating lease and other obligations	$21
The table below provides the related income statement impacts of derivative activity at December 31, 2024:

	Income Statement Location	Years Ended December 31, 2024
Cross-currency swaps	Other (income) and deductions – net (a)	$24

(a)
The fair value gain (loss) on cross-currency swaps attributable to changes in the foreign currency exchange rate was recorded in the same income statement location and offset the loss (gain) due to remeasurement of Euro Notes, resulting in no impact on earnings attributable to change in foreign currency exchange rate. The fair value gain/loss on cross-currency swaps attributable to excluded components was recognized as a component of other comprehensive income or loss.

Fair Value Measurements
The fair value of our foreign currency related derivative instruments is measured using inputs that are considered a Level 2 measurement, as they are not actively traded and are valued using pricing models that use observable market quotations.